Apr. 29, 2016

BLACKROCK PACIFIC FUND, INC.

(the “Fund”)

Supplement dated March 28, 2017 to the Summary Prospectus and the Prospectus of the Fund, each dated April 29, 2016, and the Statement of Additional Information of the Fund, dated April 29, 2016 (as amended October 11, 2016)

On March 23, 2017, the Board of Directors (the “Board”) of BlackRock Pacific Fund, Inc. approved certain changes to the Fund. In particular, the Board approved a change in the name of the Fund to “BlackRock Asian Dragon Fund, Inc.” and certain changes to the Fund’s investment objective and investment strategies. In addition, Fund management has determined to make certain changes to the Fund’s portfolio management team and the benchmark index against which the Fund compares its performance. The investment objective of the Fund is currently a fundamental policy, which means that any change to the Fund’s investment objective is subject to shareholder approval. The shareholders of the Fund will be asked to approve a change in the Fund’s investment objective and to make the investment objective a non-fundamental policy of the Fund that may be changed by the Board without shareholder approval upon prior notice to shareholders. If the change of investment objective is not approved, the Fund’s investment objective will not change and the Fund will continue to be managed in accordance with its current stated investment objective. In addition, the changes discussed above to the Fund’s name, benchmark index, investment strategy and portfolio managers will not take effect if the change of investment objective is not approved because certain of these changes are incompatible with the Fund’s current investment objective and the investment objective of the Fund will continue to be a fundamental policy. In the event that the change of investment objective is not approved by Fund shareholders, BlackRock Advisors, LLC (“BlackRock”) and the Board may determine to make other changes to the investment strategies of the Fund that are compatible with its current investment objective and do not require shareholder approval. In addition, the Board has approved making certain changes to the Fund’s fundamental investment restrictions. Such changes are also subject to shareholder approval. The Board has also approved making certain changes to the Fund’s non-fundamental investment restrictions, which do not require shareholder approval.

If the change of investment objective and the changes to the fundamental investment restrictions are approved by shareholders, changes are expected to become effective as soon as practicable.

Accordingly, effective as soon as practicable after shareholder approval of the change of the Fund’s investment objective or fundamental investment restrictions, as applicable, the following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable:

Change in the Fund’s Name

BlackRock Pacific Fund, Inc. is renamed BlackRock Asian Dragon Fund, Inc.

Change in the Fund’s Investment Objective

The section of the Summary Prospectus and the Prospectus entitled “Key Facts About BlackRock Pacific Fund, Inc. — Investment Objective” or “Fund Overview — Key Facts About BlackRock Pacific Fund, Inc. — Investment Objective,” as applicable, is deleted in its entirety and replaced with the following:

The investment objective of BlackRock Asian Dragon Fund, Inc. (the “Fund”) is to seek to maximize total return.

Change in the Fund’s Benchmark Index

Effective as soon as practicable after shareholder approval of the change of the Fund’s investment objective, the Fund is replacing the MSCI All Country Asia Pacific Index as a performance benchmark against which the Fund measures its performance with the MSCI AC Asia ex Japan Index.

Change in the Fund’s Investment Strategy

The section of the Summary Prospectus and the Prospectus entitled “Key Facts About BlackRock Pacific Fund, Inc. — Principal Investment Strategies of the Fund” or “Fund Overview — Key Facts About BlackRock Pacific Fund, Inc. — Principal Investment Strategies of the Fund” or “Details About the Fund — How the Fund Invests — Principal Investment Strategies,” as applicable, is deleted in its entirety and replaced with the below. In connection with this change, the Board has also approved eliminating one of the Fund’s current non-fundamental investment restrictions.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies located, or exercising the predominant part of their economic activity, in Asia, excluding Japan. Equity securities consist primarily of common stock, preferred stock, securities convertible into common stock and securities or other instruments whose price is linked to the value of common stock. The Fund seeks to focus its investments in common stock and convertible securities.

The Fund considers a company to be located in Asia, excluding Japan, if:

•	it is legally organized in Asia, excluding Japan;

•	the primary trading market for its securities is located in Asia, excluding Japan; or

•	at least 50% of the company’s (including any of its subsidiaries’) non-current assets, capitalization, gross revenues or profits have been located in Asia, excluding Japan, during one of the last two fiscal years.

The Fund is classified as diversified under the Investment Company Act of 1940, as amended (the “Investment Company Act”).

The section of the Summary Prospectus and the Prospectus entitled “Key Facts About BlackRock Pacific Fund, Inc. — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About BlackRock Pacific Fund, Inc. — Principal Risks of Investing in the Fund,” as applicable, is revised by deleting the paragraph entitled “Investment in a Particular Geographic Region or Country Risk” in its entirety and replacing it with the following:

Investment in a Particular Geographic Region or Country Risk — Asia-Pacific Countries — In addition to the risks of investing in non-U.S. securities and the risks of investing in emerging markets, the developing market Asia-Pacific countries are subject to certain additional or specific risks. In many of these markets, there is a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Many of these developing market Asia-Pacific countries may be subject to a greater degree of economic, political and social instability than is the case in the United States and Western European countries. Brokers in developing market Asia-Pacific countries typically are fewer in number and less well capitalized than brokers in the United States.